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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 32
                  Stockholm, Sweden

Form 13F File Number:  028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Michael Oporto                 Mr. Henry Gooss
Title:            Attorney-in-Fact                   Attorney-in-Fact
Phone:            (212) 515-9000                     (212) 515-9000

Signature, Place, and Date of Signing:

/s/  Michael Oporto        New York, New York                August 13, 2003
-------------------        --------------------------        ---------------
(Signature)                (City, State)                     (Date)

/s/  Henry Gooss           New York, New York                August 13, 2003
----------------           --------------------------        ---------------
(Signature)                (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     4
                                                                 -------
Form 13F Information Table Entry Total:                               14
                                                                 -------
Form 13F Information Table Value Total:                         $148,204
                                                                 -------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              Form 13F File Number            Name
---              --------------------            ----
1.               Not Known                       Investor Trading AB
2.               Not Known                       Investor Growth Capital Limited
3.               Not Known                       Investor Group, LP
4.               Not Known                       Duba AB

                                                            Investor AB
                                                              Form 13F
                                                     Quarter ended June 30, 2003


                         Title
                         of                   Value      Shares/      Sh/   Put/   Investment   Other
Name of Issuer           Class    CUSIP       (x$1,000)  Prn Amt      Prn   Call   Discretion   Managers   Sole      Shared     None
--------------           -----    -----       ---------  -------      ---   ----   ----------   --------   ----      ------     ----
------------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC     COM      031652100      21,056    1,600,000  SH           Defined          2      1,600,000
------------------------------------------------------------------------------------------------------------------------------------
AXCAN PHARMA INC         COM      054923107      19,906    1,584,837  SH           Defined         2, 3    1,584,837
------------------------------------------------------------------------------------------------------------------------------------
EDISON SCHOOLS INC       CL A     281033100          72       48,220  SH           Defined         3, 4       48,220
------------------------------------------------------------------------------------------------------------------------------------
EDT LEARNING INC         COM      26841E107         270      750,000  SH           Defined         2, 3      750,000
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG      COM      313400301       1,878       37,000  SH           Defined          1         37,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
FINISAR                  COM      31787A101         410      267,800  SH           Defined         2, 3      267,800
------------------------------------------------------------------------------------------------------------------------------------
INTRABIOTICS             COM NEW  46116T506       1,042      260,417  SH           Defined         2, 3      260,417
PHARMACEUTICALS
------------------------------------------------------------------------------------------------------------------------------------
INTUITIVE SURGICAL INC   COM      46120E107      18,946    2,529,545  SH           Defined         2, 3    2,529,545
------------------------------------------------------------------------------------------------------------------------------------
ISTA PHARMACEUTICALS     COM NEW  45031X204      18,987    3,421,051  SH           Defined         2, 3    3,421,051
INC
------------------------------------------------------------------------------------------------------------------------------------
KYPHON INC               COM      501577100      63,811    4,291,248  SH           Defined         2, 3    4,291,248
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC            COM      585055106         230        4,792  SH           Defined         2, 3        4,792
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ 100 TR            UNIT     631100104         492       34,312  SH    PUT    Defined          2         34,312
                         SER
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC               COM      717081103         922       27,000  SH           Defined          1         27,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                    COM      983024100         182        4,000  SH           Defined          1          4,000
------------------------------------------------------------------------------------------------------------------------------------

REPORT SUMMARY           14 DATA RECORDS        148,204    4 OTHER MANAGERS ON
                                                           WHOSE BEHALF REPORT
                                                           IS FILED